Securitisations and Covered Bonds - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	£ 2,396	£ 796
Cash deposits	80	112
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	1,393	1,465
Cash deposits	£ 108	£ 108